T. ROWE PRICE Global Multi-Sector Bond Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 9.1%
Car Loan 0.5%
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  1,215 1,208
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class D
3.34%, 8/20/26 (1) 5,000 4,503
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  265 265
5,976
Other Asset-Backed Securities 8.1%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M TSFR + 1.33%, 6.638%, 4/15/35 (1) 3,895 3,841
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 7.158%, 4/15/35 (1) 2,805 2,742
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 6.664%, 1/21/35 (1) 1,000 991
Apidos XXXVII
Series 2021-37A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.737%, 10/22/34 (1) 3,180 3,158
Atrium XV
Series 15A, Class A2R, CLO, FRN
3M TSFR + 1.712%, 7.057%, 1/23/31 (1) 2,175 2,165
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.322%, 6.63%, 4/15/34 (1) 3,255 3,235
Benefit Street Partners IV
Series 2014-IVA, Class A2AR, CLO, FRN
3M TSFR + 1.812%, 7.138%, 1/20/32 (1) 5,885 5,769
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M TSFR + 1.762%, 7.07%, 4/15/29 (1) 6,995 6,927
CBAM
Series 2019-9A, Class A, CLO, FRN
3M TSFR + 1.542%, 6.85%, 2/12/30 (1) 1,750 1,747
Cedar Funding VIII
Series 2017-8A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 6.72%, 10/17/34 (1) 3,255 3,231
CIFC Funding
Series 2020-1A, Class A1R, CLO, FRN
3M TSFR + 1.412%, 6.72%, 7/15/36 (1) 3,930 3,908

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M TSFR + 1.312%, 6.62%, 7/15/33 (1) 4,553 4,531
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 3,940 2,637
Driven Brands Funding
Series 2018-1A, Class A2
4.739%, 4/20/48 (1) 3,487 3,351
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 1,853 1,658
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M TSFR + 1.382%, 6.761%, 5/20/34 (1) 3,810 3,785
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M TSFR + 1.362%, 6.67%, 7/17/34 (1) 3,840 3,798
Dryden
Series 2020-86A, Class BR, CLO, FRN
3M TSFR + 1.962%, 7.27%, 7/17/34 (1) 2,690 2,638
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 3,455 3,135
FOCUS Brands Funding
Series 2018-1, Class A2
5.184%, 10/30/48 (1) 2,157 2,062
GoldentTree Loan Management U.S.
Series 2021-11A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.718%, 10/20/34 (1) 3,205 3,183
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,199 1,018
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28 (1) 39 39
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 7.581%, 5/6/30 (1) 7,190 7,020
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M TSFR + 1.402%, 6.747%, 1/23/35 (1) 3,285 3,244
Kings Park
Series 2021-1A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.725%, 1/21/35 (1) 3,180 3,158
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.598%, 10/15/32 (1) 3,135 3,111

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M TSFR + 1.252%, 6.578%, 4/20/32 (1) 3,205 3,188
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 336 316
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 26 25
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34 (1) 31 30
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M TSFR + 1.392%, 6.70%, 7/17/35 (1) 1,832 1,816
OCP
Series 2020-19A, Class AR, CLO, FRN
3M TSFR + 1.412%, 6.738%, 10/20/34 (1) 2,250 2,228
Octane Receivables Trust
Series 2023-1A, Class C
6.37%, 9/20/29 (1) 3,340 3,304
Symphony XX
Series 2018-20A, Class CR, CLO, FRN
3M TSFR + 2.612%, 7.92%, 1/16/32 (1) 1,535 1,527
Tricon Residential Trust
Series 2022-SFR1, Class C
4.303%, 4/17/39 (1) 819 761
Wellfleet
Series 2021-1A, Class A1, CLO, FRN
3M TSFR + 1.482%, 6.808%, 4/20/34 (1) 3,825 3,791
Wendy's Funding
Series 2022-1A, Class A2II
4.535%, 3/15/52 (1) 3,029 2,708
105,776
Student Loan 0.5%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 805 770
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 2,365 1,847
Navient Private Education Refi Loan Trust
Series 2020-DA, Class B
3.33%, 5/15/69 (1) 2,005 1,624

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2022-D, Class B
6.15%, 10/15/58 (1) 1,975 1,949
6,190
Total Asset-Backed Securities
(Cost $120,918) 117,942
BANK LOANS 3.9% (2)
INDUSTRIAL 3.9%
Capital Goods 0.8%
CP Iris Holdco I, FRN
1M TSFR + 7.00%, 12.431%, 10/1/29 (3) 1,830 1,528
Engineered Machinery Holdings, FRN
3M USD LIBOR + 6.00%, 11.538%, 5/21/29 (3) 1,974 1,914
LTI Holdings, FRN
1M TSFR + 3.50%, 8.946%, 9/6/25  3,291 3,190
Summit Materials, FRN
1M TSFR + 3.00%, 8.491%, 12/14/27  3,707 3,718
10,350
Communications 0.8%
Charter Communications Operating, FRN
1M TSFR + 1.75%, 7.116%, 2/1/27  4,788 4,764
Level 3 Financing, FRN
1M TSFR + 1.75%, 7.196%, 3/1/27  2,614 2,474
Nexstar Media, FRN
1M TSFR + 2.50%, 7.946%, 9/18/26  2,568 2,572
9,810
Consumer Cyclical 1.0%
Belron Luxembourg, FRN
1M TSFR + 2.75%, 8.16%, 4/18/29  2,755 2,755
KFC Holding, FRN
1M TSFR + 1.75%, 7.176%, 3/15/28  4,042 4,036
Tacala Investment, FRN
1M TSFR + 3.50%, 8.946%, 2/5/27  4,066 4,042
Woof Holdings, FRN
3M TSFR + 3.75%, 9.185%, 12/21/27  1,962 1,830
Woof Holdings, FRN
3M TSFR + 7.25%, 12.696%, 12/21/28  1,133 889
13,552
Consumer Non-Cyclical 0.6%
Naked Juice, FRN
3M TSFR + 6.00%, 11.342%, 1/24/30  900 722
PetVet Care Centers, FRN
1M TSFR + 3.50%, 8.931%, 2/14/25  6,984 6,927
7,649

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Technology 0.7%
Ascend Learning, FRN
1M TSFR + 5.75%, 11.181%, 12/10/29  2,635 2,247
Ciena, FRN
1M TSFR + 2.50%, 7.814%, 1/18/30  637 637
CoreLogic, FRN
1M TSFR + 6.50%, 11.946%, 6/4/29  321 268
RealPage, FRN
1M TSFR + 6.50%, 11.946%, 4/23/29  995 996
UKG, FRN
3M TSFR + 3.25%, 8.618%, 5/4/26  5,285 5,279
9,427
Total Industrial 50,788
Total Bank Loans
(Cost $52,309) 50,788
BOND MUTUAL FUNDS 2.5%
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
8.97% (4)(5) 3,455 32,474
Total Bond Mutual Funds
(Cost $31,829) 32,474
COMMON STOCKS 0.0%
INDUSTRIAL 0.0%
Industrial Other 0.0%
Mriya Farming, Recovery Certificates (EUR), Cost $— (3)(6)(7) 128 —
Total Industrial —
Total Common Stocks
(Cost $–) —
CONVERTIBLE BONDS 0.4%
INDUSTRIAL 0.4%
Consumer Cyclical 0.2%
MercadoLibre, 2.00%, 8/15/28  720 2,273
2,273
Technology 0.2%
Xiaomi Best Time International, 3.885%, 12/17/27  3,000 2,549
2,549
Total Industrial 4,822
Total Convertible Bonds
(Cost $3,811) 4,822

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
CORPORATE BONDS 17.3%
FINANCIAL INSTITUTIONS 9.0%
Banking 6.0%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (8)(9) 6,055 6,835
Banco Comercial Portugues, VR, 6.888%, 12/7/27 (EUR) (9) 2,200 2,255
Banco de Bogota, 4.375%, 8/3/27  2,325 2,146
Banco de Bogota, 4.375%, 8/3/27 (1) 1,000 923
Bangkok Bank, VR, 3.733%, 9/25/34 (9) 4,120 3,501
Bank of Ireland Group, VR, 1.875%, 6/5/26 (EUR) (9) 3,680 3,813
Barclays, VR, 1.375%, 1/24/26 (EUR) (9) 4,940 5,126
BBVA Bancomer, VR, 8.45%, 6/29/38 (1)(9) 1,000 1,001
BNP Paribas, 3.375%, 1/23/26 (GBP)  4,377 5,198
CaixaBank, VR, 5.375%, 11/14/30 (EUR) (9) 3,400 3,798
Capital One Financial, VR, 6.312%, 6/8/29 (9) 2,545 2,536
Goldman Sachs Group, 7.125%, 8/7/25 (GBP) (8) 2,325 2,991
HSBC Holdings, VR, 2.633%, 11/7/25 (9) 5,285 5,070
Mitsubishi UFJ Financial Group, VR, 5.719%, 2/20/26 (9) 4,740 4,717
NatWest Group, VR, 4.269%, 3/22/25 (9) 2,279 2,248
NatWest Group, VR, 5.847%, 3/2/27 (9) 1,550 1,541
OTP Bank, VR, 7.35%, 3/4/26 (EUR) (9) 2,850 3,155
Shinhan Bank, 4.50%, 4/12/28 (1) 2,580 2,511
Societe Generale, 1.875%, 10/3/24 (GBP)  4,400 5,313
Standard Chartered, VR, 2.819%, 1/30/26 (1)(9) 7,205 6,854
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26 (8) 3,530 3,519
Wells Fargo, 2.00%, 7/28/25 (GBP)  2,661 3,116
78,167
Finance Companies 0.7%
AerCap Ireland Capital, 3.00%, 10/29/28  5,745 4,973
GATX, 3.25%, 3/30/25  1,030 987
OneMain Finance, 9.00%, 1/15/29  3,230 3,274
9,234
Financial Other 0.8%
Blackstone Property Partners Europe Holdings, 2.00%, 2/15/24 (EUR)  2,365 2,515
Country Garden Holdings, 5.125%, 1/17/25  2,400 241
Kaisa Group Holdings, 11.25%, 4/9/22 (6)(10) 5,000 244
LeasePlan, 0.25%, 2/23/26 (EUR)  3,930 3,871
LeasePlan, VR, 7.375% (EUR) (9)(11) 3,720 3,943
10,814
Insurance 1.5%
Equitable Financial Life Global Funding, 5.50%, 12/2/25 (1) 2,545 2,522
HUB International, 7.25%, 6/15/30 (1) 3,075 3,129
Humana, 1.35%, 2/3/27  6,650 5,836
MetLife, 4.55%, 3/23/30  1,682 1,635

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
UnitedHealth Group, 4.50%, 4/15/33  6,175 5,947
19,069
Total Financial Institutions 117,284
INDUSTRIAL 6.6%
Basic Industry 0.7%
ABJA Investment, 5.95%, 7/31/24  2,000 1,993
Aris Mining, 6.875%, 8/9/26 (1) 4,190 3,326
POSCO, 5.625%, 1/17/26 (1) 1,450 1,449
POSCO, 5.75%, 1/17/28 (1)(8) 1,740 1,754
8,522
Capital Goods 0.1%
Amphenol, 4.75%, 3/30/26  420 415
Republic Services, 5.00%, 4/1/34  825 811
1,226
Communications 2.1%
AT&T, 5.40%, 2/15/34  3,260 3,154
Axian Telecom, 7.375%, 2/16/27  1,950 1,777
Axian Telecom, 7.375%, 2/16/27 (1) 1,490 1,358
Comcast, 3.30%, 2/1/27  3,210 3,033
CSC Holdings, 5.50%, 4/15/27 (1) 1,540 1,324
CSC Holdings, 11.25%, 5/15/28 (1) 2,615 2,576
DISH Network, 11.75%, 11/15/27 (1) 6,225 6,318
iHeartCommunications, 6.375%, 5/1/26  3,695 3,215
Tele2, 0.75%, 3/23/31 (EUR)  1,765 1,504
Tower Bersama Infrastructure, 2.75%, 1/20/26 (8) 3,380 3,104
27,363
Consumer Cyclical 2.1%
General Motors Financial, 1.50%, 6/10/26  4,265 3,786
Life Time, 5.75%, 1/15/26 (1) 5,102 4,962
Marriott International, 4.90%, 4/15/29  600 584
Metalsa Sapi, 3.75%, 5/4/31 (1) 3,230 2,533
Tenneco, 8.00%, 11/17/28 (1) 2,285 1,877
VF, 4.125%, 3/7/26 (EUR)  4,496 4,857
Vivo Energy Investments, 5.125%, 9/24/27 (1) 4,095 3,778
Volkswagen Financial Services, 2.125%, 6/27/24 (GBP)  4,300 5,277
27,654
Consumer Non-Cyclical 0.5%
Teva Pharmaceutical Finance Netherlands II, 7.375%, 9/15/29 (EUR)  1,375 1,524
Utah Acquisition Sub, 3.95%, 6/15/26  5,200 4,917
6,441
Energy 0.6%
Aker BP, 2.00%, 7/15/26 (1) 2,287 2,051
NGL Energy Operating, 7.50%, 2/1/26 (1) 1,930 1,918
Pioneer Natural Resources, 5.10%, 3/29/26  1,305 1,295

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Venture Global LNG, 8.375%, 6/1/31 (1) 3,080 3,099
8,363
Industrial Other 0.1%
Howard University, Series 21A, 4.756%, 10/1/51  1,505 1,184
1,184
Transportation 0.4%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  4,980 4,555
4,555
Total Industrial 85,308
UTILITY 1.7%
Electric 1.5%
AES Andes, VR, 7.125%, 3/26/79 (1)(9) 3,125 2,992
Duke Energy Ohio, 5.25%, 4/1/33  2,275 2,271
Enel Finance International, 1.375%, 7/12/26 (1) 5,735 5,078
NextEra Energy Capital Holdings, 6.051%, 3/1/25  2,340 2,346
Pacific Gas & Electric, 5.45%, 6/15/27  4,632 4,500
Talen Energy Supply, 8.625%, 6/1/30 (1) 2,405 2,504
19,691
Natural Gas 0.1%
NiSource, 5.25%, 3/30/28  655 652
652
Utility Other 0.1%
Manila Water, 4.375%, 7/30/30  2,100 1,943
1,943
Total Utility 22,286
Total Corporate Bonds
(Cost $233,433) 224,878
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 26.8%
Government Guarantee 0.2%
Magyar Export-Import Bank, 6.125%, 12/4/27 (1) 2,730 2,717
2,717
Owned No Guarantee 1.8%
Bank Negara Indonesia Persero, 3.75%, 3/30/26  2,100 1,940
Electricite de France, 5.70%, 5/23/28 (1) 745 744
Export-Import Bank of Malaysia, 1.831%, 11/26/26 (8) 2,360 2,112
Gaci First Investment, 4.875%, 2/14/35  3,285 3,109
Israel Electric, 7.875%, 12/15/26 (8) 2,850 2,972
Korea National Oil, 4.875%, 4/3/28 (1) 3,360 3,316
Logicor Financing, 0.75%, 7/15/24 (EUR)  2,355 2,449
Petroleos de Venezuela, 6.00%, 5/16/24 (6)(10) 770 46
Petroleos de Venezuela, 9.00%, 11/17/21 (6)(10) 510 33
Petroleos de Venezuela, 12.75%, 2/17/22 (6)(10) 15 1

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
QatarEnergy, 3.125%, 7/12/41 (1) 8,930 6,580
23,302
Sovereign 3.9%
Arab Republic of Egypt, 7.625%, 5/29/32  4,300 2,484
Republic of Albania, 3.50%, 10/9/25 (EUR)  1,500 1,574
Republic of Albania, 3.50%, 10/9/25 (EUR) (1) 1,490 1,564
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 1,635 1,661
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 4,345 3,939
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 4,140 4,417
Republic of Angola, 8.75%, 4/14/32 (8) 6,290 5,185
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 2,910 3,129
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  2,865 3,080
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  5,150 4,689
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 1,580 1,770
Republic of Senegal, 5.375%, 6/8/37 (EUR)  4,250 3,089
Republic of Serbia, 1.50%, 6/26/29 (EUR)  8,060 6,899
Republic of Serbia, 2.05%, 9/23/36 (EUR)  705 479
Republic of Serbia, 6.25%, 5/26/28 (1)(8) 1,570 1,565
Republic of Suriname, 9.25%, 10/26/26 (6)(8)(10) 6,675 5,557
Republic of Venezuela, 6.00%, 12/9/20 (6)(10) 205 15
Republic of Venezuela, 7.75%, 10/13/19 (6)(10) 400 30
51,126
Treasuries 20.9%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/27 (BRL)  107,903 21,553
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/33 (BRL)  54,000 10,232
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26 (EUR)  19,631 20,978
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30 (EUR)  8,435 9,362
Government of Japan, 1.30%, 6/20/52 (JPY)  1,539,150 9,859
Government of Japan, 1.30%, 3/20/63 (JPY)  1,739,550 10,495
Government of Japan, 1.40%, 9/20/52 (JPY)  461,600 3,031
Government of Japan, Inflation-Indexed, 0.10%, 3/10/25 (JPY)  1,051,540 7,488
Government of New Zealand, 2.75%, 5/15/51 (NZD)  7,968 3,121
Italy Buoni Poliennali Del Tesoro, 4.50%, 10/1/53 (EUR) (1) 3,400 3,642
Kingdom of Sweden, 2.25%, 6/1/32 (SEK) (8) 100,340 8,800
Kingdom of Thailand, 3.35%, 6/17/33 (THB)  500,262 15,003
Kingdom of Thailand, 3.45%, 6/17/43 (THB)  159,450 4,733
People's Republic of China, 2.60%, 9/1/32 (CNY)  90,000 12,313
People's Republic of China, 2.62%, 4/15/28 (CNY)  210,000 29,100
People's Republic of China, 2.69%, 8/15/32 (CNY)  30,000 4,140
People's Republic of China, 3.02%, 5/27/31 (CNY)  58,500 8,291
People's Republic of China, 3.13%, 11/21/29 (CNY)  30,000 4,275
People's Republic of China, 3.32%, 4/15/52 (CNY)  10,000 1,478
People's Republic of China, 3.53%, 10/18/51 (CNY)  10,000 1,530
People's Republic of China, 4.00%, 6/24/69 (CNY)  10,000 1,718
Republic of Austria, 0.75%, 3/20/51 (EUR) (1) 9,175 5,546
Republic of Cyprus, 1.25%, 1/21/40 (EUR)  120 85

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Cyprus, 2.75%, 2/26/34 (EUR)  917 893
Republic of Czech, 1.50%, 4/24/40 (CZK)  75,730 2,239
Republic of Czech, 1.95%, 7/30/37 (CZK)  62,980 2,132
Republic of Indonesia, 7.375%, 10/15/30 (IDR)  151,290,000 10,499
Republic of Sri Lanka Treasury Bills, 17.25%, 12/1/23 (LKR)  405,000 1,216
Republic of Sri Lanka Treasury Bills, 19.70%, 12/8/23 (LKR)  680,000 2,036
Republic of Sri Lanka Treasury Bills, 21.75%, 4/5/24 (LKR)  1,905,000 5,470
Republic of Sri Lanka Treasury Bills, 23.18%, 10/6/23 (LKR)  1,361,000 4,205
State of Israel, 5.50%, 1/31/42 (ILS)  2,120 658
United Kingdom Gilt, 1.50%, 7/22/26 (GBP)  27,333 31,753
United Kingdom Gilt, Inflation-Indexed, 0.125%, 3/22/26 (GBP)  7,192 8,816
United Kingdom Gilt, Inflation-Indexed, 0.125%, 8/10/28 (GBP)  4,028 4,934
271,624
Total Foreign Government Obligations & Municipalities
(Cost $358,932) 348,769
MUNICIPAL SECURITIES 2.3%
Colorado 0.3%
Colorado HFA, Covenant Living Community, Series B, 3.36%, 12/1/30  3,955 3,449
3,449
Florida 0.4%
Capital Projects Fin. Auth., Florida Univ. Project, Series A-2, 4.00%,
10/1/24  5,105 5,046
5,046
Illinois 0.2%
Illinois, Build America, Series 4, GO, 7.10%, 7/1/35  3,000 3,181
3,181
Puerto Rico 0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 10,789 5,556
5,556
Virginia 0.8%
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  12,550 10,754
10,754
West Virginia 0.2%
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  2,905 2,644
2,644
Total Municipal Securities
(Cost $33,807) 30,630

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 5.2%
Collateralized Mortgage Obligations 2.6%
Angel Oak Mortgage Trust
Series 2021-2, Class M1, CMO, ARM
2.336%, 4/25/66 (1) 1,830 1,202
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM
SOFR30A + 2.15%, 7.438%, 1/26/32 (1) 4,320 4,313
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM
3.359%, 4/27/65 (1) 1,562 1,381
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM
2.304%, 9/27/66 (1) 1,725 951
Connecticut Avenue Securities
Series 2018-C04, Class 2M2, CMO, ARM
SOFR30A + 2.664%, 7.952%, 12/25/30  872 894
Connecticut Avenue Securities
Series 2018-C05, Class 1M2, CMO, ARM
SOFR30A + 2.464%, 7.752%, 1/25/31  1,216 1,237
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M2, CMO, ARM
SOFR30A + 3.00%, 8.288%, 1/25/42 (1) 2,805 2,807
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M1, CMO, ARM
SOFR30A + 2.30%, 7.588%, 1/25/43 (1) 1,024 1,037
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32 (1) 2,419 2,347
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57 (1) 82 73
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class M1, CMO, ARM
3.444%, 11/25/59 (1) 2,300 1,785
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM
2.219%, 2/25/66 (1) 1,095 815
Seasoned Credit Risk Transfer Trust
Series 2017-2, Class M1, CMO, ARM
4.00%, 8/25/56 (1) 509 498
Sequoia Mortgage Trust
Series 2017-2, Class B3, CMO, ARM
3.558%, 2/25/47 (1) 3,065 2,419

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48 (1) 19 18
SG Residential Mortgage Trust
Series 2019-3, Class A3, CMO, ARM
3.082%, 9/25/59 (1) 142 138
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A3, CMO, ARM
1.593%, 11/25/55 (1) 350 311
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M2, CMO, ARM
SOFR30A + 2.00%, 7.288%, 12/25/50 (1) 1,009 1,016
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class B1, CMO, ARM
SOFR30A + 3.40%, 8.688%, 8/25/33 (1) 3,585 3,678
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 7.588%, 8/25/33 (1) 767 769
Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, CMO, ARM
SOFR30A + 2.10%, 7.388%, 10/25/33 (1) 1,220 1,208
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1B, CMO, ARM
SOFR30A + 1.85%, 7.138%, 1/25/42 (1) 4,420 4,340
33,237
Commercial Mortgage-Backed Securities 2.6%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class B, ARM
1M TSFR + 1.13%, 6.446%, 9/15/34 (1) 995 935
Arbor Multifamily Mortgage Securities Trust
Series 2020-MF1, Class E
1.75%, 5/15/53 (1) 1,515 793
BAMLL Commercial Mortgage Securities Trust
Series 2021-JACX, Class E, ARM
1M TSFR + 3.864%, 9.175%, 9/15/38 (1) 3,330 2,679
BANK
Series 2018-BN13, Class AS, ARM
4.467%, 8/15/61  904 831
BFLD
Series 2019-DPLO, Class C, ARM
1M TSFR + 1.654%, 6.964%, 10/15/34 (1) 1,830 1,809
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65B, ARM
4.14%, 5/15/52 (1) 1,055 921
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805B, ARM
3.917%, 12/15/72 (1) 6,110 3,141

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2014-CR14, Class B, ARM
4.729%, 2/10/47  1,390 1,222
Commercial Mortgage Trust
Series 2017-PANW, Class C, ARM
3.712%, 10/10/29 (1) 4,340 3,979
Great Wolf Trust
Series 2019-WOLF, Class E, ARM
1M TSFR + 2.846%, 8.156%, 12/15/36 (1) 1,955 1,928
Great Wolf Trust
Series 2019-WOLF, Class F, ARM
1M TSFR + 3.245%, 8.555%, 12/15/36 (1) 6,150 6,041
Hilton Orlando Trust
Series 2018-ORL, Class B, ARM
1M TSFR + 1.347%, 6.657%, 12/15/34 (1) 2,145 2,118
ILPT Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM
3.951%, 3/15/32 (1) 4,315 3,461
SMRT
Series 2022-MINI, Class D, ARM
1M TSFR + 1.95%, 7.261%, 1/15/39 (1) 4,470 4,268
34,126
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $76,537) 67,363
PRIVATE INVESTMENT COMPANY 0.1%
Government Guarantee 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $302 (6)(7) † 381
Bona Fide Investments Feeder LLC, Acquisition date: 6/7/23,
Cost $828 (6)(7) † 825
Total Private Investment Company
(Cost $1,130) 1,206
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 5.0%
U.S. Government Agency Obligations 2.7%
Federal Home Loan Mortgage
4.00%, 10/1/40 - 12/1/41  131 125
4.50%, 6/1/39 - 5/1/42  22 21
5.00%, 11/1/36 - 8/1/40  30 30
5.50%, 10/1/38  3 3
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  593 116
Federal Home Loan Mortgage, UMBS
2.50%, 6/1/51 - 7/1/51  2,086 1,746

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
3.50%, 1/1/48 - 5/1/52  1,668 1,516
4.50%, 5/1/50  91 87
5.00%, 12/1/41  356 353
Federal National Mortgage Assn., UMBS
3.50%, 11/1/45 - 7/1/50  4,071 3,708
4.00%, 1/1/41 - 9/1/52  7,596 7,043
4.50%, 7/1/39 - 11/1/52  6,634 6,335
5.00%, 7/1/33 - 8/1/52  3,666 3,642
5.50%, 4/1/35 - 1/1/39  86 88
6.00%, 4/1/35 - 6/1/53  10,371 10,479
6.50%, 9/1/36 - 8/1/37  19 19
35,311
U.S. Government Obligations 2.3%
Government National Mortgage Assn.
3.00%, 10/20/45 - 10/20/51  3,996 3,532
3.50%, 3/20/43 - 10/20/49  5,293 4,880
4.00%, 9/20/40 - 10/20/52  7,045 6,585
4.50%, 3/20/47 - 10/20/52  12,474 11,897
5.00%, 3/20/41 - 8/20/52  2,280 2,227
Government National Mortgage Assn., CMO, IO, 4.00%, 2/20/43  32 4
29,125
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $68,278) 64,436
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 11.8%
U.S. Treasury Obligations 11.8%
U.S. Treasury Bonds, 3.25%, 5/15/42  19,867 16,958
U.S. Treasury Bonds, 3.625%, 2/15/53  5,134 4,626
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26  44,645 41,869
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  21,258 18,903
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27  72,014 70,653
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $158,667) 153,009
SHORT-TERM INVESTMENTS 13.1%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 5.40% (4)(13) 20,763 20,763
20,763
U.S. Treasury Obligations 11.5%
U.S. Treasury Bills, 5.118%, 9/28/23  39,000 38,845
U.S. Treasury Bills, 5.266%, 9/5/23  19,400 19,388

T. ROWE PRICE Global Multi-Sector Bond Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bills, 5.323%, 10/19/23  92,450 91,797
150,030
Total Short-Term Investments
(Cost $170,806) 170,793
SECURITIES LENDING COLLATERAL 2.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 5.40% (4)(13) 25,344 25,344
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 25,344
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 5.40% (4)(13) 1,439 1,439
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 1,439
Total Securities Lending Collateral
(Cost $26,783) 26,783
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
Exchange-Traded Options Purchased 0 .0%
Description Contracts
Notional
Amount $ Value
U.S. Treasury 10-Year Notes Futures, Put, 9/22/23 @
$109.50 (6) 2,360 262,034 553
Total Exchange-Traded Options Purchased (Cost $1,241) 553
OTC Options Purchased 0 .1%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / MXN Call, 9/29/23 @
MXN16.85 (6) 1 13,000 266

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit iTraxx
Crossover-S39, 5 Year Index,
6/20/28), Pay 5.00% Quarterly,
Receive upon credit default,
9/20/23 @ 4.13%* (EUR) (6) 1 59,845 250
Citibank
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit iTraxx
Crossover-S39, 5 Year Index,
6/20/28), Pay 5.00% Quarterly,
Receive upon credit default,
9/20/23 @ 4.25%* (EUR) (6) 1 59,175 166
Total OTC Options Purchased (Cost $1,356) 682
Total Options Purchased (Cost $2,597) 1,235
Total Investments in Securities 99.7%
(Cost $1,339,837) $ 1,295,128
Other Assets Less Liabilities 0.3% 4,284
Net Assets 100.0% $ 1,299,412
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$286,075 and represents 22.0% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Level 3 in fair value hierarchy.
(4) Affiliated Companies
(5) SEC 30-day yield
(6) Non-income producing

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$1,206 and represents 0.1% of net assets.
(8) All or a portion of this security is on loan at August 31, 2023.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Security is in default or has failed to make a scheduled interest and/or principal payment.
(11) Perpetual security with no stated maturity date.
(12) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CNY China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HFA Health Facility Authority
HUF Hungarian Forint

T. ROWE PRICE Global Multi-Sector Bond Fund

.
.
.
.
.
.
.
.
.
.
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
LKR Sri Lanka Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
THB Thai Baht
TONA Tokyo overnight average rate
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / MXN Call, 12/1/23 @
MXN18.07 1 13,000 (131)
Citibank
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit iTraxx
Crossover-S39, 5 Year
Index, 6/20/28), Pay 5.00%
Quarterly, Receive upon
credit default, 11/15/23 @
4.38%* (EUR) 1 59,845 (560)
Citibank
Credit Default Swap,
Protection Bought (Relevant
Credit: Markit iTraxx
Crossover-S39, 5 Year
Index, 6/20/28), Pay 5.00%
Quarterly, Receive upon
credit default, 11/15/23 @
4.75%* (EUR) 1 59,175 (355)
Total Options Written (Premiums $(1,642)) $ (1,046)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
SWAPS (0.9)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 4,200 16 (133) 149
Total Bilateral Credit Default Swaps, Protection Sold (133) 149
Total Bilateral Swaps (133) 149
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.9)%
Credit Default Swaps, Protection Bought (0.5)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28 6,250 (318) (253) (65)
Protection Bought (Relevant Credit: Markit
CDX.NA.IG-S40, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
6/20/28 230,475 (4,038) (2,817) (1,221)
Protection Bought (Relevant Credit: Markit
iTraxx Europe-S39, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/28 (EUR) 118,080 (1,922) (1,919) (3)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 6,505 93 423 (330)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (1,619)
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: MetLife,
A3*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 440 4 (7) 11
Total Centrally Cleared Credit Default Swaps,
Protection Sold 11
Interest Rate Swaps (0.4)%
2 Year Interest Rate Swap, Receive Fixed
3.544% Annually, Pay Variable 3.932% (6M
EURIBOR) Semi-Annually, 2/27/25 (EUR) * 83,800 1,252 — 1,252

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
(0.062)% (JPY TONA) Annually, 8/10/28
(JPY) * 17,350,000 (125) — (125)
5 Year Interest Rate Swap, Pay Fixed
5.010% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 6/30/28
(PLN) * 203,500 (777) — (777)
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) * 15,882 584 1 583
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 6.950%
(6M PLN WIBOR) Semi-Annually, 10/22/29
(PLN) * 11,118 408 1 407
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 6.560%
(6M PLN WIBOR) Semi-Annually, 2/13/28
(PLN) * 13,189 127 — 127
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 6.560%
(6M PLN WIBOR) Semi-Annually, 2/14/28
(PLN) * 9,986 96 1 95
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 6.560%
(6M PLN WIBOR) Semi-Annually, 2/12/28
(PLN) * 5,025 47 — 47
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable 3.341% (6M
EURIBOR) Semi-Annually, 4/5/32 (EUR) * 21,450 (3,358) — (3,358)
10 Year Interest Rate Swap, Receive Fixed
1.627% Annually, Pay Variable 3.587% (6M
EURIBOR) Semi-Annually, 4/21/32 (EUR) * 26,497 (3,244) — (3,244)
10 Year Interest Rate Swap, Receive Fixed
2.683% Annually, Pay Variable 3.760%
(6M EURIBOR) Semi-Annually, 11/30/32
(EUR) * 2,170 (41) — (41)
10 Year Interest Rate Swap, Receive Fixed
2.698% Annually, Pay Variable 3.760%
(6M EURIBOR) Semi-Annually, 11/30/32
(EUR) * 930 (16) — (16)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Receive Fixed
2.730% Annually, Pay Variable 3.707%
(6M EURIBOR) Semi-Annually, 11/23/32
(EUR) * 15,549 (224) — (224)
Total Centrally Cleared Interest Rate Swaps (5,274)
Zero-Coupon Inflation Swaps 0.0%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 2.450% at Maturity, Receive Variable
(Change in CPI) at Maturity, 1/31/28 37,500 179 — 179
Total Centrally Cleared Zero-Coupon Inflation Swaps 179
Total Centrally Cleared Swaps (6,703)
Net payments (receipts) of variation margin to date 7,252
Variation margin receivable (payable) on centrally cleared swaps $ 549
* Credit ratings as of August 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(178).

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 9/15/23 SGD 8,324 USD 6,228 $ (64)
Bank of America 10/13/23 USD 9,825 ZAR 187,147 (47)
Bank of America 10/20/23 NZD 1,555 USD 967 (39)
Bank of America 10/20/23 USD 3,578 NZD 5,756 145
Bank of America 11/24/23 GBP 305 USD 389 (2)
Bank of America 11/24/23 USD 16,922 GBP 13,291 82
Barclays Bank 10/6/23 KRW 16,122,579 USD 12,349 (159)
Barclays Bank 10/6/23 USD 6,283 IDR 94,495,431 80
Barclays Bank 10/13/23 MXN 111,695 USD 6,617 (116)
Barclays Bank 10/13/23 RON 37,216 USD 8,351 (191)
Barclays Bank 10/13/23 USD 6,427 ZAR 124,143 (122)
Barclays Bank 10/13/23 ZAR 104,648 USD 5,834 (314)
Barclays Bank 10/20/23 JPY 1,836,623 USD 13,316 (590)
BNP Paribas 9/5/23 BRL 96,469 USD 19,782 (317)
BNP Paribas 9/5/23 USD 19,600 BRL 96,469 135
BNP Paribas 9/8/23 COP 1,498,463 USD 362 3
BNP Paribas 9/8/23 MYR 27,445 USD 5,997 (78)
BNP Paribas 9/8/23 USD 1,993 COP 9,107,470 (227)
BNP Paribas 10/20/23 JPY 363,530 USD 2,673 (154)
BNP Paribas 10/20/23 USD 22,540 JPY 3,065,738 1,298
BNP Paribas 11/10/23 CLP 6,705,918 USD 7,667 144
BNP Paribas 11/24/23 EUR 762 USD 833 (4)
BNP Paribas 11/24/23 GBP 305 USD 390 (3)
BNP Paribas 11/24/23 USD 35,540 EUR 32,480 176
BNP Paribas 11/24/23 USD 16,982 GBP 13,291 142
BNP Paribas 12/4/23 USD 19,539 BRL 96,469 314
BNP Paribas 12/7/23 USD 355 COP 1,498,463 (2)
Canadian Imperial Bank
of Commerce 9/15/23 SGD 8,321 USD 6,219 (58)
Canadian Imperial Bank
of Commerce 10/20/23 USD 44 AUD 67 1
Citibank 9/8/23 COP 1,513,599 USD 366 3
Citibank 9/8/23 USD 4,534 COP 20,491,808 (462)
Citibank 9/15/23 CNH 43,032 USD 6,049 (132)
Citibank 10/6/23 IDR 13,947,063 USD 929 (13)
Citibank 10/6/23 USD 6,302 INR 519,276 28
Citibank 10/13/23 RON 22,598 USD 5,017 (62)
Citibank 10/13/23 USD 6,266 CZK 139,180 6
Citibank 10/13/23 USD 5,611 HUF 1,994,630 (13)
Citibank 10/13/23 USD 6,991 MXN 119,888 14
Citibank 10/13/23 USD 6,455 MXN 111,695 (45)
Citibank 10/19/23 USD 7,109 ILS 26,674 81

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 10/20/23 AUD 9,842 USD 6,381 $ 8
Citibank 10/20/23 AUD 15,732 USD 10,766 (554)
Citibank 11/10/23 CLP 3,302,915 USD 3,856 (9)
Citibank 12/7/23 USD 357 COP 1,513,599 (3)
Deutsche Bank 9/8/23 MYR 4,174 USD 896 4
Deutsche Bank 9/8/23 MYR 13,916 USD 3,045 (44)
Deutsche Bank 9/8/23 THB 242,465 USD 6,918 11
Deutsche Bank 9/8/23 USD 13,155 MYR 59,450 334
Deutsche Bank 10/13/23 CZK 453,522 USD 20,780 (382)
Deutsche Bank 10/13/23 HUF 6,499,945 USD 18,424 (99)
Deutsche Bank 10/20/23 USD 188 JPY 25,623 10
Deutsche Bank 12/8/23 USD 6,973 THB 242,465 (18)
Goldman Sachs 9/5/23 BRL 111,529 USD 22,927 (424)
Goldman Sachs 9/5/23 USD 22,660 BRL 111,529 156
Goldman Sachs 9/8/23 COP 56,082,280 USD 13,059 613
Goldman Sachs 9/8/23 USD 7,722 THB 263,962 178
Goldman Sachs 9/15/23 USD 6,612 CNH 46,889 164
Goldman Sachs 10/6/23 IDR 12,178,811 USD 814 (15)
Goldman Sachs 10/6/23 USD 6,300 KRW 8,188,478 109
Goldman Sachs 10/20/23 CAD 124 USD 93 (1)
Goldman Sachs 10/20/23 NZD 164 USD 100 (2)
Goldman Sachs 11/24/23 GBP 305 USD 389 (3)
Goldman Sachs 11/24/23 SEK 1,963 USD 180 —
Goldman Sachs 11/24/23 USD 16,948 GBP 13,291 108
Goldman Sachs 12/4/23 USD 19,520 BRL 96,469 295
HSBC Bank 9/8/23 MYR 13,915 USD 3,044 (42)
HSBC Bank 9/15/23 USD 71,444 CNH 505,714 1,900
HSBC Bank 10/20/23 JPY 21,191 USD 147 —
HSBC Bank 11/24/23 EUR 508 USD 557 (4)
HSBC Bank 11/24/23 USD 23,746 EUR 21,653 169
JPMorgan Chase 9/5/23 BRL 5,469 USD 1,111 (8)
JPMorgan Chase 9/5/23 USD 1,052 BRL 5,469 (52)
JPMorgan Chase 9/8/23 USD 1,761 COP 7,509,106 (70)
JPMorgan Chase 10/6/23 USD 6,262 IDR 94,888,238 34
JPMorgan Chase 10/20/23 JPY 258,132 USD 1,786 2
JPMorgan Chase 10/20/23 NOK 8,002 USD 799 (45)
JPMorgan Chase 10/20/23 NZD 372 USD 220 2
JPMorgan Chase 10/20/23 USD 159 CHF 139 1
JPMorgan Chase 10/20/23 USD 377 JPY 53,137 9
JPMorgan Chase 11/24/23 EUR 64 USD 69 —
JPMorgan Chase 11/24/23 SEK 5,871 USD 538 —
JPMorgan Chase 11/24/23 USD 150 EUR 137 1

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 12/8/23 USD 859 THB 29,954 $ (5)
JPMorgan Chase 12/15/23 USD 912 CNH 6,597 (1)
Morgan Stanley 9/5/23 BRL 61,551 USD 12,506 (86)
Morgan Stanley 9/5/23 USD 12,160 BRL 61,551 (259)
Morgan Stanley 9/8/23 USD 2,668 COP 12,143,294 (292)
Morgan Stanley 9/8/23 USD 7,964 THB 271,810 196
Morgan Stanley 9/15/23 CNH 233,648 USD 32,068 62
Morgan Stanley 10/13/23 MXN 42,986 USD 2,476 25
Morgan Stanley 10/20/23 AUD 256 USD 164 2
Morgan Stanley 11/10/23 CLP 1,203,003 USD 1,395 6
Morgan Stanley 11/24/23 USD 9,451 SEK 101,968 101
Morgan Stanley 12/8/23 USD 3,247 THB 113,454 (24)
Morgan Stanley 12/15/23 USD 32,261 CNH 233,648 (57)
RBC Dominion Securities 10/13/23 MXN 46,055 USD 2,642 39
RBC Dominion Securities 10/20/23 CAD 116 USD 86 —
Standard Chartered 11/24/23 USD 209 GBP 166 (1)
State Street 9/5/23 BRL 138,392 USD 28,122 (198)
State Street 9/5/23 USD 15,913 BRL 76,841 409
State Street 9/5/23 USD 12,168 BRL 61,551 (252)
State Street 9/15/23 USD 12,513 SGD 16,645 189
State Street 10/6/23 USD 6,214 KRW 7,934,101 215
State Street 10/13/23 MXN 141,232 USD 8,092 127
State Street 10/20/23 AUD 424 USD 286 (11)
State Street 10/20/23 CAD 17,720 USD 13,439 (315)
State Street 10/20/23 CHF 1,016 USD 1,173 (17)
State Street 10/20/23 JPY 2,848,238 USD 20,146 (411)
State Street 10/20/23 NOK 814 USD 80 (4)
State Street 10/20/23 USD 15,556 AUD 23,810 100
State Street 10/20/23 USD 2,777 CAD 3,659 68
State Street 10/20/23 USD 12,469 CAD 16,899 (47)
State Street 10/20/23 USD 4,158 CHF 3,538 131
State Street 10/20/23 USD 1,176 JPY 165,753 28
State Street 10/20/23 USD 2,101 NOK 21,326 92
State Street 10/20/23 USD 71 NZD 115 3
State Street 11/24/23 EUR 762 USD 835 (5)
State Street 11/24/23 USD 36,739 EUR 33,532 230
State Street 11/24/23 USD 233 SEK 2,512 3
State Street 12/8/23 USD 646 THB 22,522 (4)
UBS Investment Bank 9/5/23 BRL 32,168 USD 6,536 (45)
UBS Investment Bank 9/5/23 USD 6,450 BRL 32,168 (40)
UBS Investment Bank 9/8/23 COP 3,042,335 USD 742 —
UBS Investment Bank 9/8/23 THB 293,307 USD 8,402 (19)

T. ROWE PRICE Global Multi-Sector Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 9/8/23 USD 6,448 COP 25,649,095 $ 195
UBS Investment Bank 9/8/23 USD 9,346 COP 39,478,827 (279)
UBS Investment Bank 9/15/23 CNH 44,761 USD 6,337 (182)
UBS Investment Bank 10/6/23 INR 452,208 USD 5,492 (27)
UBS Investment Bank 10/13/23 USD 12,535 CZK 274,440 192
UBS Investment Bank 10/13/23 USD 5,990 HUF 2,190,909 (187)
UBS Investment Bank 10/13/23 USD 6,491 MXN 110,384 67
UBS Investment Bank 10/13/23 USD 13,299 RON 59,814 183
UBS Investment Bank 10/13/23 ZAR 82,500 USD 4,629 (277)
UBS Investment Bank 10/20/23 CHF 59 USD 68 (1)
UBS Investment Bank 10/20/23 USD 11,053 JPY 1,563,898 217
UBS Investment Bank 11/17/23 USD 13,733 PLN 56,046 197
UBS Investment Bank 11/24/23 GBP 305 USD 390 (3)
UBS Investment Bank 11/24/23 USD 16,961 GBP 13,291 121
UBS Investment Bank 12/7/23 USD 725 COP 3,042,335 —
UBS Investment Bank 12/8/23 USD 8,469 THB 293,307 12
Wells Fargo Bank 9/5/23 BRL 12,732 USD 2,679 (110)
Wells Fargo Bank 9/5/23 USD 2,587 BRL 12,732 18
Wells Fargo Bank 9/8/23 COP 52,242,922 USD 13,314 (577)
Wells Fargo Bank 10/20/23 USD 227 AUD 350 —
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1,263

T. ROWE PRICE Global Multi-Sector Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 73 Euro BOBL contracts 9/23 (9,191) $ 55
Long, 165 Euro BTP contracts 9/23 20,740 28
Long, 80 Euro BUXL thirty year bond contracts 9/23 11,607 (91)
Short, 862 Euro SCHATZ contracts 9/23 (98,257) 387
Short, 301 Euro-Bund ten year contracts 9/23 (43,472) 105
Long, 85 Commonwealth of Australia ten year bond
contracts 9/23 6,398 (28)
Long, 249 Commonwealth of Australia three year
bond contracts 9/23 17,164 80
Long, 179 Republic of South Korea ten year bond
contracts 9/23 14,840 (205)
Long, 125 Government of Canada ten year bond
contracts 12/23 11,037 111
Long, 82 U.K. Gilt ten year contracts 12/23 9,928 97
Long, 156 U.S. Treasury Long Bond contracts 12/23 18,983 270
Short, 1,031 U.S. Treasury Notes five year contracts 12/23 (110,236) (702)
Short, 623 U.S. Treasury Notes two year contracts 12/23 (126,970) (376)
Long, 401 Ultra U.S. Treasury Bonds contracts 12/23 51,917 817
Long, 157 Ultra U.S. Treasury Notes ten year
contracts 12/23 18,229 222
Long, 1,270 Three month SOFR contracts 3/24 300,355 (640)
Short, 1,270 Three month SOFR contracts 3/25 (304,260) 1,236
Net payments (receipts) of variation margin to date (1,285)
Variation margin receivable (payable) on open futures contracts $ 81

T. ROWE PRICE Global Multi-Sector Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 8.97%  $ — $ 713 $ 715
T. Rowe Price Government Reserve Fund, 5.40% — — 363 ++
Totals $ — # $ 713 $ 1,078 +
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 8.97%  $ 31,046 $ 715 $ — $ 32,474
T. Rowe Price Government
Reserve Fund, 5.40% 53,425 ¤ ¤ 47,546
Total $ 80,020 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,078 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $79,375.

T. ROWE PRICE Global Multi-Sector Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Multi-Sector Bond Fund, Inc.  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Multi-Sector Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of

T. ROWE PRICE Global Multi-Sector Bond Fund

instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Multi-Sector Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,011,849 $ — $ 1,011,849
Bank Loans — 47,346 3,442 50,788
Bond Mutual Funds 32,474 — — 32,474
Common Stocks — — — —
Private Investment Company
2
— — — 1,206
Short-Term Investments 20,763 150,030 — 170,793
Securities Lending Collateral 26,783 — — 26,783
Options Purchased 553 682 — 1,235
Total Securities 80,573 1,209,907 3,442 1,295,128
Swaps* — 2,717 — 2,717
Forward Currency Exchange
Contracts — 9,988 — 9,988
Futures Contracts* 3,408 — — 3,408
Total $ 83,981 $ 1,222,612 $ 3,442 $ 1,311,241
Liabilities
Options Written $ — $ 1,046 $ — $ 1,046
Swaps* — 9,404 — 9,404
Forward Currency Exchange
Contracts — 8,725 — 8,725
Futures Contracts* 2,042 — — 2,042
Total $ 2,042 $ 19,175 $ — $ 21,217
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Foreign Government
Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government
Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Global Multi-Sector Bond Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F175-054Q1 08/23
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per unit (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.